Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 97.3%
AAR Corp.	450,095	$9,303,464
Aerojet Rocketdyne Holdings Inc.(a)(b)	981,104	38,890,963
Aerovironment Inc.(a)(b)	293,613	23,380,403
Axon Enterprise Inc.(a)(b)	851,261	83,534,242
Boeing Co. (The)	3,202,651	587,045,928
BWX Technologies Inc.(b)	1,290,225	73,078,344
Cubic Corp.(b)	425,613	20,442,192
Curtiss-Wright Corp.	565,478	50,485,876
General Dynamics Corp.	953,337	142,485,748
HEICO Corp.(b)	539,841	53,795,156
HEICO Corp., Class A	961,329	78,098,368
Hexcel Corp.	1,133,749	51,268,130
Howmet Aerospace Inc.	5,199,583	82,413,391
Huntington Ingalls Industries Inc.	548,369	95,684,907
Kratos Defense & Security Solutions Inc.(a)(b)	1,419,118	22,180,814
L3Harris Technologies Inc.	728,954	123,681,625
Lockheed Martin Corp.	630,730	230,165,992
Mercury Systems Inc.(a)(b)	753,666	59,283,368
Moog Inc., Class A	407,939	21,612,608
National Presto Industries Inc.	69,410	6,065,740
Northrop Grumman Corp.	441,539	135,746,750
Parsons Corp.(a)(b)	261,187	9,465,417
Raytheon Technologies Corp.	8,786,270	541,409,957
Spirit AeroSystems Holdings Inc., Class A(b)	1,433,293	34,313,034
Teledyne Technologies Inc.(a)	416,345	129,462,478
Textron Inc.(b)	3,084,290	101,503,984
TransDigm Group Inc.	326,787	144,456,193
Triumph Group Inc.	561,438	5,058,556
Virgin Galactic Holdings Inc.(a)(b)	1,176,439	19,223,013

		2,973,536,641

Industrial Machinery — 1.5%
RBC Bearings Inc.(a)(b)	340,004	45,574,136

Leisure Products — 1.1%
Smith & Wesson Brands Inc.(a)(b)	749,701	16,133,565
Sturm Ruger & Co. Inc.	226,054	17,180,104

		33,313,669

Total Common Stocks — 99.9% (Cost: $3,696,864,872)		3,052,424,446

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	96,624,984	96,750,597
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	3,440,000	3,440,000

		100,190,597

Total Short-Term Investments — 3.3% (Cost: $100,066,806)		100,190,597

Total Investments in Securities — 103.2% (Cost: $3,796,931,678)		3,152,615,043

Other Assets, Less Liabilities — (3.2)%		(97,145,985)

Net Assets — 100.0%		$3,055,469,058

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Aerospace & Defense ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	98,624,896	(1,999,912)	96,624,984	$96,750,597	$185,902	(b)	$18,228		$112,414
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,440,000	3,440,000	3,440,000	1,545		—		—

				$100,190,597	$187,447		$18,228		$112,414

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Industrial E-Mini Index	38	09/18/20	$2,624	$(15,859)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,052,424,446	$—	$—	$3,052,424,446
Money Market Funds	100,190,597	—	—	100,190,597

	$3,152,615,043	$—	$—	$3,152,615,043

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,859)	$—	$—	$(15,859)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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